Equity Line of Credit (“ELOC”) and Convertible Debt (Details) - USD ($)							9 Months Ended		12 Months Ended
		Sep. 26, 2025	Sep. 23, 2025	Sep. 30, 2024	Jul. 31, 2024	Nov. 21, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity Line of Credit (“ELOC”) and Convertible Debt [Line Items]
Common stock issue (in Shares)	[1]						744,121		125,421
Interest rate per annum		8.50%							20.00%
Transaction expense						$ 32,194
Initial purchase price received		$ 4,545,000
Net cash proceeds after placement and closing cost		3,990,000
Percentage of lowest VWAP							88.00%
Number of trading days							10 days
Issuance cost							$ 1,136,701
Finance cost							179,479
Sell an aggregate amount								$ 914,442	$ 914,442
Transaction costs									(85,558)
Notes issued									622,239
Proceeds issuance of notes						$ 6,000,000		6,993,059	6,993,058	1,463,585
Repaid notes payable								$ 1,150,000	1,150,000
Notes payable balance
First Tranche [Member]
Equity Line of Credit (“ELOC”) and Convertible Debt [Line Items]
Principal amount on line of credit		$ 5,000,000
Securities Purchase Agreement [Member]
Equity Line of Credit (“ELOC”) and Convertible Debt [Line Items]
Common stock issue (in Shares)					929
Original issue discount					$ 150,000
Sell an aggregate amount					1,150,000
Original issue discount					$ 1,000,000
Non-interest bearing per annum					14.00%
Fair value of notes					$ 622,239
Transaction costs					137,500
Notes issued					85,558
Proceeds issuance of notes					$ 51,942
Repaid notes payable				$ 1,150,000
Securities Purchase Agreement [Member] | Equity Line of Credit [Member]
Equity Line of Credit (“ELOC”) and Convertible Debt [Line Items]
Percentage of beneficial ownership limitation			9.99%
Equity Line of Credit [Member]
Equity Line of Credit (“ELOC”) and Convertible Debt [Line Items]
Aggregate value on pre-delivery shares purchased			$ 25,000
Term of maturity from issuance period		3 years
Original issue discount		$ 425,000
Transaction expense		$ 30,000
Price per share (in Dollars per share)							$ 1.058
Equity Line of Credit [Member] | Securities Purchase Agreement [Member]
Equity Line of Credit (“ELOC”) and Convertible Debt [Line Items]
Principal amount on line of credit			$ 20,000,000
Common stock issue (in Shares)			56,700
Purchase price per share (in Dollars per share)			$ 0.0001
Repurchase on pre-delivery at purchase price per share (in Dollars per share)			$ 0.001
Beneficial Owner [Member]
Equity Line of Credit (“ELOC”) and Convertible Debt [Line Items]
Original issuance discount							$ 1,316,180
Common Stock [Member] | Equity Line of Credit [Member]
Equity Line of Credit (“ELOC”) and Convertible Debt [Line Items]
Common stock issue (in Shares)			10,300

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024, the subsequent 1-for-7 reverse stock split that became effective March 10, 2025, and the 1 for 3.5 reverse stock split that became effective on September 2, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900. Refer to Note 1, “Organization and nature of operations”